UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1: Reports to Stockholders.

Class S - SQIFX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2025

Fund Overview

This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class S	$82	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2025, the Sit Quality Income Fund - Class S returned +5.66%, outperforming the Bloomberg U.S. 1-3 Year Gov't/Credit Index's return of +5.61%. The Federal Reserve reduced short-term interest rates by 1.00% which caused the yield curve to steepen and prices on shorter term securities to increase. The Fund benefited from a strong income advantage relative to the benchmark and was the primary source of outperformance. The Fund’s allocation to corporate bonds outperformed as the duration of those securities were generally longer than the benchmark and spreads narrowed causing prices to increase. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value but detracted from overall performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Quality Income Fund - Class S
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1 - 3 Year Government/Credit Index
$14,000
$12,000
$10,000
$8,000
12,099
11,871
11,564
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

	Sit Quality Income Fund - Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Year Government/Credit Index
3/15	$10,000	$10,000	$10,000
4/15	10,008	9,964	10,008
5/15	9,995	9,940	10,017
6/15	10,000	9,832	10,014
7/15	9,998	9,900	10,020
8/15	9,997	9,886	10,013
9/15	9,984	9,953	10,043
10/15	9,973	9,954	10,040
11/15	9,980	9,928	10,020
12/15	9,978	9,896	10,007
1/16	9,965	10,032	10,059
2/16	9,974	10,103	10,068
3/16	9,990	10,196	10,104
4/16	10,008	10,235	10,118
5/16	10,026	10,238	10,111
6/16	10,025	10,422	10,172
7/16	10,042	10,488	10,174
8/16	10,062	10,476	10,163
9/16	10,067	10,470	10,175
10/16	10,074	10,389	10,171
11/16	10,050	10,144	10,129
12/16	10,057	10,158	10,135
1/17	10,075	10,178	10,154
2/17	10,073	10,246	10,171
3/17	10,081	10,241	10,176
4/17	10,100	10,320	10,195
5/17	10,121	10,399	10,212
6/17	10,131	10,389	10,208
7/17	10,132	10,434	10,234
8/17	10,152	10,527	10,255
9/17	10,152	10,477	10,242
10/17	10,162	10,483	10,239
11/17	10,163	10,470	10,217
12/17	10,174	10,518	10,221
1/18	10,166	10,397	10,193
2/18	10,158	10,298	10,184
3/18	10,161	10,364	10,200
4/18	10,165	10,287	10,190
5/18	10,179	10,360	10,228
6/18	10,184	10,348	10,229
7/18	10,202	10,350	10,234
8/18	10,228	10,417	10,270
9/18	10,244	10,350	10,263
10/18	10,241	10,268	10,274
11/18	10,259	10,329	10,304
12/18	10,265	10,519	10,384
1/19	10,294	10,631	10,425
2/19	10,332	10,625	10,441
3/19	10,381	10,829	10,509
4/19	10,410	10,831	10,533
5/19	10,419	11,024	10,606
6/19	10,456	11,162	10,665
7/19	10,465	11,187	10,659
8/19	10,524	11,476	10,745
9/19	10,531	11,415	10,739
10/19	10,557	11,450	10,777
11/19	10,571	11,444	10,776
12/19	10,586	11,436	10,802
1/20	10,654	11,656	10,862
2/20	10,721	11,866	10,951
3/20	10,592	11,796	10,985
4/20	10,668	12,006	11,054
5/20	10,700	12,061	11,091
6/20	10,753	12,138	11,114
7/20	10,784	12,319	11,134
8/20	10,806	12,219	11,138
9/20	10,817	12,213	11,139
10/20	10,806	12,158	11,141
11/20	10,860	12,277	11,152
12/20	10,900	12,294	11,163
1/21	10,926	12,206	11,166
2/21	10,933	12,030	11,163
3/21	10,944	11,880	11,158
4/21	10,978	11,974	11,166
5/21	10,991	12,013	11,180
6/21	11,033	12,097	11,163
7/21	11,050	12,232	11,182
8/21	11,061	12,209	11,182
9/21	11,061	12,103	11,173
10/21	11,075	12,100	11,136
11/21	11,071	12,136	11,127
12/21	11,060	12,105	11,110
1/22	11,050	11,844	11,030
2/22	11,079	11,712	10,982
3/22	11,045	11,386	10,833
4/22	10,976	10,954	10,775
5/22	10,994	11,025	10,841
6/22	10,987	10,852	10,765
7/22	11,022	11,117	10,821
8/22	10,959	10,803	10,737
9/22	10,829	10,336	10,606
10/22	10,796	10,202	10,593
11/22	10,866	10,578	10,680
12/22	10,876	10,530	10,700
1/23	10,989	10,854	10,786
2/23	10,926	10,573	10,706
3/23	11,004	10,842	10,862
4/23	11,045	10,908	10,899
5/23	11,020	10,789	10,865
6/23	11,018	10,750	10,821
7/23	11,054	10,743	10,867
8/23	11,066	10,674	10,905
9/23	11,030	10,403	10,900
10/23	11,023	10,239	10,934
11/23	11,194	10,702	11,062
12/23	11,351	11,112	11,194
1/24	11,382	11,082	11,237
2/24	11,386	10,925	11,196
3/24	11,450	11,026	11,241
4/24	11,393	10,747	11,203
5/24	11,483	10,930	11,285
6/24	11,558	11,033	11,348
7/24	11,688	11,291	11,483
8/24	11,803	11,453	11,587
9/24	11,919	11,606	11,684
10/24	11,788	11,319	11,617
11/24	11,866	11,438	11,656
12/24	11,834	11,251	11,681
1/25	11,902	11,311	11,735
2/25	12,056	11,560	11,817
3/25	12,099	11,564	11,871

The Fund continues to use the Bloomberg 1-3 Year Government/Credit Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/25)

	1 Year	5 Years	10 Years
Sit Quality Income Fund - Class S	5.66%	2.69%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg 1 - 3 Year Government/Credit Index	5.61%	1.56%	1.73%

What did the Fund invest in?

The Fund primarily invested in debt securities issued by the U.S. government, its agencies, and corporations, alongside mortgage and asset-backed securities. The tables reflect the investment makeup of the Fund as of March 31, 2025.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/25)

Total Net Assets	$135,566,167
# of Portfolio Holdings	172
Portfolio Turnover Rate	59.03%
Investment Advisory Fees Paid	$256,860
Average Maturity	18.8 Years
Effective DurationFootnote Reference1	2.7 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Govt. /Agency	53.4%
AAA	19.9
AA	10.2
A	7.2
BBB	6.8
Other Assets & liabilities	2.5
Total	100.0%

Portfolio Composition (% of Net Assets)

U.S. Treasury / Federal Agency Securities	30.4%
Mortgage Pass-Through Securities	23.0
Taxable Municipal Bonds	16.6
Corporate Bonds	14.2
Collateralized Mortgage Obligations - Non Agency	10.2
Asset-Backed Securities - Non Agency	3.1
Cash & Other Net Assets	2.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SQIFX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2025

Class Y - SQIYX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2025

Fund Overview

This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class Y	$57	0.55%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2025, the Sit Quality Income Fund - Class Y returned +5.82%, outperforming the Bloomberg U.S. 1-3 Year Gov't/Credit Index's return of +5.61%. The Federal Reserve reduced short-term interest rates by 1.00% which caused the yield curve to steepen and prices on shorter term securities to increase. The Fund benefited from a strong income advantage relative to the benchmark and was the primary source of outperformance. The Fund’s allocation to corporate bonds outperformed as the duration of those securities were generally longer than the benchmark and spreads narrowed causing prices to increase. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value but detracted from overall performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Quality Income Fund - Class Y
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1 - 3 Year Government/Credit Index
$14,000
$12,000
$10,000
$8,000
11,038
10,958
10,156
4/22
3/23
3/24
3/25

	Sit Quality Income Fund - Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Year Government/Credit Index
4/22	10,000	10,000	9,946
5/22	9,970	9,683	10,007
6/22	9,955	9,531	9,937
7/22	9,989	9,764	9,989
8/22	9,934	9,488	9,911
9/22	9,829	9,078	9,790
10/22	9,790	8,960	9,778
11/22	9,856	9,290	9,858
12/22	9,867	9,248	9,877
1/23	9,971	9,532	9,957
2/23	9,916	9,286	9,882
3/23	9,990	9,522	10,026
4/23	10,028	9,579	10,061
5/23	10,008	9,475	10,030
6/23	10,019	9,441	9,989
7/23	10,043	9,435	10,031
8/23	10,067	9,374	10,066
9/23	10,026	9,136	10,062
10/23	10,032	8,992	10,093
11/23	10,189	9,399	10,211
12/23	10,323	9,759	10,333
1/24	10,354	9,732	10,373
2/24	10,359	9,595	10,335
3/24	10,431	9,683	10,376
4/24	10,382	9,439	10,342
5/24	10,455	9,599	10,417
6/24	10,525	9,690	10,475
7/24	10,657	9,916	10,599
8/24	10,763	10,058	10,696
9/24	10,861	10,193	10,785
10/24	10,744	9,940	10,724
11/24	10,828	10,045	10,760
12/24	10,802	9,881	10,783
1/25	10,854	9,933	10,832
2/25	11,008	10,152	10,908
3/25	11,038	10,156	10,958

The Fund continues to use the Bloomberg 1-3 Year Government/Credit Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/25)

	1 Year	Since Inception 4/1/2022
Sit Quality Income Fund - Class Y	5.82%	3.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	0.52%
Bloomberg 1 - 3 Year Government/Credit Index	5.61%	3.09%

What did the Fund invest in?

The Fund primarily invested in debt securities issued by the U.S. government, its agencies, and corporations, alongside mortgage and asset-backed securities. The tables reflect the investment makeup of the Fund as of March 31, 2025.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/25)

Total Net Assets	$135,566,167
# of Portfolio Holdings	172
Portfolio Turnover Rate	59.03%
Investment Advisory Fees Paid	$256,860
Average Maturity	18.8 Years
Effective DurationFootnote Reference1	2.7 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Govt. /Agency	53.4%
AAA	19.9
AA	10.2
A	7.2
BBB	6.8
Other Assets & liabilities	2.5
Total	100.0%

Portfolio Composition (% of Net Assets)

U.S. Treasury / Federal Agency Securities	30.4%
Mortgage Pass-Through Securities	23.0
Taxable Municipal Bonds	16.6
Corporate Bonds	14.2
Collateralized Mortgage Obligations - Non Agency	10.2
Asset-Backed Securities - Non Agency	3.1
Cash & Other Net Assets	2.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SQIYX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2025

Class S - SNTIX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

Fund Overview

This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class S	$81	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2025, the Sit Tax-Free Income Fund - Class S returned +3.03%, outperforming the Bloomberg 5-Year Municipal Bond Index's return of +2.47%. Both the U.S. Treasury and municipal yield curves steepened with yields on long bonds backing up 25 and 55 basis points respectively. As such, shorter and intermediate duration bonds generally outperformed longer bonds. Thus, the Fund was disadvantaged by a larger weighting of long duration bonds versus the benchmark, somewhat offset by its hedge in U.S. Treasury futures. Lower credit quality performed better so the Fund benefited from exposure to BBB-rated and below investment grade bonds as well as its significant allocation to non-rated bonds. From a sector perspective, the Fund’s overweight in multi-family housing bonds, with a large concentration in senior living, and other revenue bonds including land secured, strongly outperformed. Conversely, the Fund’s significant weighting in single-family mortgage revenue bonds lagged the benchmark.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Tax-Free Income Fund - Class S
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$14,000
$12,000
$10,000
$8,000
12,385
12,341
11,823
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

	Sit Tax-Free Income Fund - Class S	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
3/16	10,478	10,398	10,282
3/17	10,517	10,414	10,318
3/18	11,147	10,690	10,385
3/19	11,557	11,266	10,844
3/20	11,749	11,700	11,082
3/21	12,540	12,344	11,644
3/22	11,960	11,793	11,122
3/23	11,462	11,823	11,317
3/24	12,021	12,193	11,538
3/25	12,385	12,341	11,823

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/25)

	1 Year	5 Years	10 Years
Sit Tax-Free Income Fund - Class S	3.03%	1.06%	2.16%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 5-Year Municipal Bond Index	2.47%	1.30%	1.69%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and alternative minimum tax. The tables reflect the investment makeup of the Fund as of March 31, 2025. Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/25)

Total Net Assets	$156,025,947
# of Portfolio Holdings	350
Portfolio Turnover Rate	26.81%
Investment Advisory Fees Paid	$320,223
Average Maturity	20.4 Years
Effective DurationFootnote Reference1	5.8 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

AAA	14.6%
AA	34.7
A	10.5
BBB	4.6
Less Than BBB	0.9
Not Rated	27.5
Other Assets & liabilities	7.2
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

AA	0.3%
BBB	3.3
BB	18.1
&lt; BB	5.8
Total	27.5%

Portfolio composition

Single Family Mortgage	40.9%
Other Revenue Bonds	20.1
Multifamily Mortgage	9.7
Education/Student Loan	5.0
Sectors less than 5%	17.1
Cash & Other Net Assets	7.2
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SNTIX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

Class Y - SNTYX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

Fund Overview

This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class Y	$56	0.55%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2025, the Sit Tax-Free Income Fund - Class Y returned +3.29%, outperforming the Bloomberg 5-Year Municipal Bond Index's return of +2.47%. Both the U.S. Treasury and municipal yield curves steepened with yields on long bonds backing up 25 and 55 basis points respectively. As such, shorter and intermediate duration bonds generally outperformed longer bonds. Thus, the Fund was disadvantaged by a larger weighting of long duration bonds versus the benchmark, somewhat offset by its hedge in U.S. Treasury futures. Lower credit quality performed better so the Fund benefited from exposure to BBB-rated and below investment grade bonds as well as its significant allocation to non-rated bonds. From a sector perspective, the Fund’s overweight in multi-family housing bonds, with a large concentration in senior living, and other revenue bonds including land secured, strongly outperformed. Conversely, the Fund’s significant weighting in single-family mortgage revenue bonds lagged the benchmark.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Tax-Free Income Fund - Class Y
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$12,000
$10,000
$8,000
$6,000
10,108
9,885
9,801
6/21
3/22
3/23
3/24
3/25

	Sit Tax-Free Income Fund - Class Y	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
6/21	10,046	10,027	10,002
7/21	10,109	10,111	10,067
8/21	10,095	10,074	10,061
9/21	10,008	10,001	10,015
10/21	10,001	9,972	9,986
11/21	10,109	10,056	10,006
12/21	10,143	10,073	10,019
1/22	9,843	9,797	9,776
2/22	9,765	9,762	9,737
3/22	9,394	9,445	9,508
4/22	9,020	9,184	9,351
5/22	9,139	9,321	9,497
6/22	8,844	9,168	9,468
7/22	9,063	9,410	9,640
8/22	8,935	9,204	9,477
9/22	8,597	8,851	9,211
10/22	8,508	8,777	9,191
11/22	8,856	9,188	9,449
12/22	8,863	9,214	9,492
1/23	9,121	9,479	9,684
2/23	8,956	9,264	9,495
3/23	9,025	9,470	9,675
4/23	9,007	9,448	9,631
5/23	9,017	9,366	9,538
6/23	9,148	9,460	9,605
7/23	9,165	9,498	9,635
8/23	9,011	9,361	9,570
9/23	8,748	9,086	9,410
10/23	8,615	9,009	9,396
11/23	9,130	9,581	9,752
12/23	9,330	9,804	9,901
1/24	9,373	9,754	9,869
2/24	9,465	9,766	9,876
3/24	9,489	9,766	9,864
4/24	9,396	9,645	9,783
5/24	9,428	9,617	9,720
6/24	9,642	9,764	9,822
7/24	9,721	9,853	9,923
8/24	9,772	9,931	10,051
9/24	9,926	10,029	10,121
10/24	9,821	9,883	10,016
11/24	9,996	10,053	10,091
12/24	9,849	9,907	10,016
1/25	9,870	9,957	10,080
2/25	10,001	10,055	10,167
3/25	9,801	9,885	10,108

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/25)

	1 Year	Since Inception 6/1/2021
Sit Tax-Free Income Fund - Class Y	3.29%	-0.52%
Bloomberg Municipal Bond Index	1.22%	-0.30%
Bloomberg 5-Year Municipal Bond Index	2.47%	0.28%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and alternative minimum tax. The tables reflect the investment makeup of the Fund as of March 31, 2025. Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/25)

Total Net Assets	$156,025,947
# of Portfolio Holdings	350
Portfolio Turnover Rate	26.81%
Investment Advisory Fees Paid	$320,223
Average Maturity	20.4 Years
Effective DurationFootnote Reference1	5.8 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

AAA	14.6%
AA	34.7
A	10.5
BBB	4.6
Less Than BBB	0.9
Not Rated	27.5
Other Assets & liabilities	7.2
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

AA	0.3%
BBB	3.3
BB	18.1
&lt; BB	5.8
Total	27.5%

Portfolio composition

Single Family Mortgage	40.9%
Other Revenue Bonds	20.1
Multifamily Mortgage	9.7
Education/Student Loan	5.0
Sectors less than 5%	17.1
Cash & Other Net Assets	7.2
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SNTYX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

SMTFX

Sit Minnesota Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

Fund Overview

This annual shareholder report contains important information about Sit Minnesota Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Minnesota Tax-Free Income Fund	$80	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2025, the Sit MN Tax-Free Income Fund returned +1.24%, underperforming the Bloomberg 5-Year Municipal Bond Index's return of +2.47%. Both the U.S. Treasury and municipal yield curves steepened during the period with yields on long bonds backing up 25 and 55 basis points respectively. As such, shorter and intermediate duration bonds generally outperformed longer bonds. Thus, the Fund was disadvantaged by a larger weighting of long duration bonds versus the benchmark, somewhat offset by the Fund’s hedge in U.S. Treasury futures. Lower credit quality performed better so the Fund benefited from its exposure to BBB-rated and below investment grade bonds as well as its significant allocation to non-rated bonds. From a sector perspective, the Fund’s overweight in multi-family housing bonds, with a large concentration in senior living, strongly outperformed while its significant weighting in single-family mortgage revenue bonds lagged the benchmark.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Minnesota Tax-Free Income Fund
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$14,000
$12,000
$10,000
$8,000
12,341
11,870
11,823
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

	Sit Minnesota Tax-Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
3/16	10,389	10,398	10,282
3/17	10,368	10,414	10,318
3/18	10,792	10,690	10,385
3/19	11,240	11,266	10,844
3/20	11,428	11,700	11,082
3/21	12,107	12,344	11,644
3/22	11,554	11,793	11,122
3/23	11,314	11,823	11,317
3/24	11,725	12,193	11,538
3/25	11,870	12,341	11,823

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/25)

	1 Year	5 Years	10 Years
Sit Minnesota Tax-Free Income Fund	1.24%	0.76%	1.73%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg 5-Year Municipal Bond Index	2.47%	1.30%	1.69%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and Minnesota regular personal income tax. The tables reflect the investment makeup of the Fund as of March 31, 2025.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/25)

Total Net Assets	$389,329,774
# of Portfolio Holdings	272
Portfolio Turnover Rate	10.29%
Investment Advisory Fees Paid	$797,437
Average Maturity	16.2 Years
Effective DurationFootnote Reference1	6.0 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

AAA	9.9%
AA	33.1
A	14.2
BBB	5.8
Less Than BBB	9.3
Not Rated	22.7
Other Assets & liabilities	5.0
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

A	0.9%
BBB	6.6
BB	13.4
&lt; BB	1.8
Total	22.7%

Portfolio composition

Single Family Mortgage	22.1%
Multifamily Mortgage	21.0
Education/Student Loan	16.9
Hospital/Health Care	14.4
General Obligation	8.9
Sectors less than 5%	10.9
Cash & Other Net Assets	5.8
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SMTFX

Sit Minnesota Tax-Free Income Fund

Annual Shareholder Report

March 31, 2025

Item 2: Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Mr. Edward M. Giles, Mr. Sidney L. Jones, Mr. Bruce C. Lueck, Mr. Donald W. Phillips, and Mr. Barry N. Winslow are audit committee financial experts serving on its audit committee. Mr. Giles, Mr. Jones, Mr. Lueck, Mr. Phillips, and Mr. Winslow are independent for purposes of this Item.

Item 4: Principal Accountant Fees and Services.

a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees (d)
Fiscal year ended March 31, 2025	$86,000	0	$18,510	0
Fiscal year ended March 31, 2024	$82,700	0	$17,805	0

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Investments.

(a) The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b) Not applicable.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information March 31, 2025 U.S. Government Securities Fund Quality Income Fund Tax-Free Income Fund Minnesota Tax-Free Income Fund Sit Mutual Funds

Sit Bond Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 22.1%
Federal Home Loan Mortgage Corporation - 8.2%
220,723	2.00	8/1/41	188,284
966,405	4.50	7/1/52	928,052
2,234,460	4.50	2/1/55	2,135,662
283,978	5.00	7/1/35	285,840
295,413	5.00	5/1/42	295,462
444,842	5.50	9/1/52	448,319
41,640	5.82	10/1/37	43,188
3,615,120	6.00	11/1/38	3,714,934
332,923	6.00	6/1/52	341,391
774,416	6.00	2/1/54	777,438
1,813,767	6.50	11/1/53	1,870,835
72,110	6.88	2/17/31	73,581
1,979,314	7.00	10/1/37	2,083,940
1,173,491	7.00	10/1/38	1,241,360
1,034,696	7.00	3/1/39	1,103,110
1,697,922	7.00	11/1/53	1,775,874
40,036	8.50	3/1/31	41,971
1,103	9.00	5/1/31	1,111

			17,350,352

Federal National Mortgage Association - 9.6%
162,899	3.50	10/1/34	157,126
2,301,600	4.00	4/1/54	2,145,963
4,442,080	4.50	7/1/52	4,247,022
5,059,470	4.50	9/1/52	4,843,329
4,274,334	4.50	3/1/55	4,085,343
1,787,462	5.00	7/1/52	1,734,555
691,579	5.93	5/1/35	689,368
49,330	6.00	5/1/37	50,719
36,864	6.00	9/1/37	36,966
1,728,865	6.00	2/1/54	1,733,219
11,925	6.50	8/1/34	12,057
55,303	7.00	7/1/33	55,970
9,331	7.00	12/1/37	9,405
415,648	7.00	9/1/47	412,684
36,724	8.00	11/1/37	37,062
344	8.08	7/20/30	345
18,813	8.18	11/15/31	19,329
7,201	9.00	5/15/28	7,198
13,562	9.00	7/1/31	13,573

			20,291,233

Government National Mortgage Association - 4.3%
392,599	5.00	7/20/49	387,546
5,068	5.50	9/15/25	5,065
295,303	5.50	5/20/40	302,237
641,755	5.50	8/20/62	638,453
2,208,603	6.00	12/20/52	2,265,141
2,250,257	6.00	8/20/62	2,270,942
7,167	6.50	12/20/38	7,119
2,763,659	7.00	12/20/52	2,861,750
167,111	7.50	4/15/34	172,587
309,286	8.00	10/20/48	318,931

			9,229,771

Total Mortgage Pass-Through Securities			46,871,356

(cost: $47,096,715)

U.S. Treasury / Federal Agency Securities - 3.4%

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

U.S. Treasury Bonds:
2,850,000	3.63	2/15/53		2,387,988
1,800,000	4.25	11/15/34		1,800,562
600,000	4.38	5/15/34		606,586
U.S. Treasury Notes:
2,300,000	4.25	1/31/30		2,326,594

Total U.S. Treasury / Federal Agency Securities				7,121,730

(cost: $7,346,078)

Collateralized Mortgage Obligations - 72.5%

Federal Home Loan Mortgage Corporation - 16.0%
689,698	4.65	7/25/32	[1]	643,317
1,179,161	5.00	10/25/48		1,184,550
1,519,110	5.00	2/25/51		1,491,049
1,909,859	5.00	6/25/51		1,903,659
2,057,729	5.00	4/25/52		2,055,400
4,941,405	5.00	11/25/50	[1]	4,775,545
1,819,171	5.50	6/25/48		1,854,229
1,868,889	5.50	11/25/50		1,909,739
4,267,334	5.50	6/25/51		4,320,872
384,946	6.00	4/15/30		394,405
862,797	6.00	6/15/37		909,470
825,138	6.00	9/15/42		838,704
2,390,571	6.00	9/25/52		2,472,034
244,452	6.50	6/25/32		249,399
297,901	6.50	8/15/39		316,544
766,697	6.50	2/25/43		773,588
732,951	6.50	10/25/43		746,753
1,403,868	6.50	8/15/45		1,531,317
600,000	7.00	12/15/40		656,809
1,376,699	7.00	3/25/43		1,453,144
1,930,831	7.00	7/25/43		2,025,721
902,254	7.00	3/15/49		961,879
498,873	7.50	9/25/43		513,939

				33,982,066

Federal National Mortgage Association - 16.6%
1,594,647	5.00	7/25/33		1,579,887
2,964,876	5.00	11/25/50		2,892,529
3,196,695	5.00	12/25/50		3,202,627
364,479	5.00	1/25/51		362,353
1,506,643	5.25	8/25/49		1,524,160
367,878	5.36	6/25/42		374,890
513,278	5.50	6/25/40		523,556
772,257	5.50	1/25/49		785,045
1,165,024	5.62	11/25/33		1,161,019
215,879	5.75	8/25/33		217,465
79,861	6.00	11/25/32		82,718
441,733	6.00	9/25/35		463,437
440,686	6.00	10/25/36		459,624
1,099,851	6.00	11/25/43		1,124,800
1,456,755	6.00	6/25/44		1,492,549
396,631	6.00	8/25/44		406,529
598,158	6.00	2/25/48		628,885
1,450,000	6.00	10/25/53		1,533,714
1,815,471	6.50	11/25/41		1,845,703
997,083	6.50	7/25/42		1,034,425
1,763,280	6.50	12/25/43		1,806,025
786,546	6.53	9/25/37	[1]	776,099
341,073	6.65	8/25/37	[1]	341,396
275,952	6.75	4/25/37		277,588
749,148	7.00	12/25/33		779,959

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

626,161	7.00	6/19/41	[1]	639,858
884,525	7.00	12/25/41		917,458
614,023	7.00	7/25/42		639,400
495,701	7.00	2/25/44		511,373
593,265	7.00	4/25/49		632,435
228,300	7.50	10/25/40		229,636
817,025	7.50	11/25/40		812,277
839,575	7.50	7/25/41		851,129
262,128	7.50	1/25/42		272,363
492,330	7.50	5/25/42		520,313
570,755	7.50	2/25/44		584,490
362,527	7.50	5/25/44		383,496
2,315,980	7.50	1/25/48		2,440,337
22,809	8.19	10/25/42	[1]	24,402
131,154	8.50	6/25/30		140,271
7,913	19.15	3/25/39	[1]	10,054

				35,286,274

Government National Mortgage Association - 39.7%
1,988,900	4.74	5/20/51	[1]	1,913,023
2,034,470	4.77	5/20/51	[1]	1,964,318
4,406,634	4.81	8/20/51	[1]	4,262,071
1,181,824	5.00	8/20/48		1,180,752
3,588,120	5.00	1/20/51		3,545,221
6,270,160	5.00	2/20/51		6,178,860
630,680	5.00	6/20/52		632,120
946,906	5.50	12/20/49		950,649
3,329,632	5.50	12/20/50		3,392,703
2,781,989	5.50	1/20/51		2,829,688
1,575,486	5.50	4/20/51		1,617,590
11,629,301	5.50	5/20/51		11,868,495
11,767,867	5.50	6/20/51		11,959,656
14,114,245	5.50	7/20/51		14,320,470
441,884	5.50	10/20/51		450,991
1,312,648	5.50	12/20/51		1,341,788
6,700,416	5.89	2/20/51	[1]	6,860,125
250,211	6.00	12/20/35		259,130
151,232	6.00	3/20/42		157,353
219,661	6.00	3/20/48		226,113
1,229,642	6.00	3/20/49		1,247,680
354,070	6.00	5/20/49		364,189
1,869,463	6.50	8/20/48		1,915,314
812,110	6.50	10/20/48		859,943
753,020	6.50	1/20/49		796,689
1,842,541	6.50	3/20/54		1,904,544
906,528	7.00	11/20/48		947,524
275,865	7.05	2/20/45	[1]	293,063

				84,240,062

Vendee Mortgage Trust - 0.2%
345,001	6.43	7/15/30	[1]	352,185

				352,185

Total Collateralized Mortgage Obligations				153,860,587

(cost: $164,069,783)

Asset-Backed Securities - 0.7%

Federal Home Loan Mortgage Corporation - 0.1%
165	6.09	9/25/29	[1]	160
232,734	7.16	7/25/29		236,121

				236,281

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 0.6%
250,572	4.42	9/26/33	[14]	244,590
	SOFRRATE 30 Day
3,847	Average + 0.28%, 4.62	11/25/32	[1]	3,765
64,009	4.86	10/25/33	[14]	64,945
903,468	5.74	2/25/33	[14]	911,090
434	6.00	5/25/32	[14]	437
185	7.36	6/25/26	[1]	185

				1,225,012

Total Asset-Backed Securities				1,461,293

(cost: $1,479,158)

Put Options Purchased [19] - 0.0%				12,500

(cost: $122,410)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.1%
2,398,595	Fidelity Inst. Money Mkt. Gvt. Fund, 4.23%			2,398,595

(cost: $2,398,595)
Total Investments in Securities - 99.8% (cost: $222,512,739)				211,726,061

Other Assets and Liabilities - 0.2%				384,004

Net Assets - 100.0%				$212,110,065

1

Variable rate security. Rate disclosed is as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

MARCH 31, 2025	3

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit U.S. Government Securities Fund (Continued)

19 Options outstanding as of March 31, 2025 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	200	105.75	May 2025	StoneX Financial, Inc.	21,150,000	122,410	12,500

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	46,871,356	—	46,871,356
U.S. Treasury / Federal Agency Securities	—	7,121,730	—	7,121,730
Collateralized Mortgage Obligations	—	153,860,587	—	153,860,587
Asset-Backed Securities	—	1,461,293	—	1,461,293
Put Options Purchased	12,500	—	—	12,500
Short-Term Securities	2,398,595	—	—	2,398,595

Total:	2,411,095	209,314,966	—	211,726,061

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2025	5

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.4%

Agency - 0.3%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	314,053	3.40	5/28/35	312,546
Small Business Administration, Series 2006-20D, Class 1	24,334	5.64	4/1/26	24,317
Small Business Administration, Series 2007-20B, Class 1	18,483	5.49	2/1/27	18,626
Small Business Administration, Series 2007-20J, Class 1	56,508	5.57	10/1/27	56,953

				412,442

Non-Agency - 3.1%

RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	728,372	7.11	11/25/43	740,140
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	1,506,439	6.59	5/25/44	1,525,798
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 4, [14]	570,919	6.15	6/25/44	575,893
RCKT Mortgage Trust, Series 2025-CES3, Class A1A 4, [14]	1,000,000	5.55	3/25/55	1,001,046
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	353,911	7.29	10/25/63	359,577

				4,202,454

Total Asset-Backed Securities (cost: $4,572,590)				4,614,896

Collateralized Mortgage Obligations - 37.5%

Agency - 27.3%

FHLMC REMICS, Series 3104, Class BY	3,038	5.50	1/15/26	3,034
FHLMC REMICS, Series 3418, Class DF	307,872	6.00	3/15/32	318,806
FHLMC REMICS, Series 3756, Class PZ	2,382,902	4.00	11/15/40	2,306,860
FHLMC REMICS, Series 4246, Class PT	190,461	6.50	2/15/36	197,294
FHLMC REMICS, Series 4390, Class CA	328,797	3.50	6/15/50	327,520
FHLMC REMICS, Series 4717, Class KV	272,365	3.50	8/15/40	271,450
FHLMC REMICS, Series 5226, Class D	345,769	3.50	12/15/45	333,872
FHLMC REMICS, Series 5252, Class BT	796,857	6.00	9/25/52	824,011
FHLMC REMICS, Series 5391, Class EA	1,543,380	5.50	5/25/49	1,556,232
FHLMC REMICS, Series 5417, Class HA	1,825,172	5.50	11/25/51	1,839,503
FHLMC REMICS, Series 5440, Class NG	1,037,892	5.50	9/25/49	1,040,169
FHLMC REMICS, Series 5444, Class AB	1,336,694	5.50	9/25/49	1,344,135
FHLMC REMICS, Series 5452, Class CB	1,279,902	5.00	8/25/51	1,278,680
FHLMC REMICS, Series 5470, Class MA	1,118,331	5.00	4/25/52	1,117,065
FHLMC REMICS, Series 5487, Class CA	2,359,278	5.50	12/25/51	2,372,653
FHLMC REMICS, Series 5495, Class CD	2,416,712	5.50	3/25/52	2,438,597
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	414,378	7.00	3/25/44	425,737
FNMA REMICS, Series 2002-W1, Class 2A [1]	685,438	4.46	2/25/42	684,306
FNMA REMICS, Series 2004-W5, Class A1	1,356,614	6.00	2/25/47	1,409,832
FNMA REMICS, Series 2009-24, Class LC [1]	242,395	1.96	4/25/39	211,441
FNMA REMICS, Series 2010-68, Class W [1]	172,058	1.74	7/25/37	149,965
FNMA REMICS, Series 2011-10, Class AC	1,357,578	3.00	2/25/41	1,302,936
FNMA REMICS, Series 2011-146, Class LX	522,236	3.50	10/25/40	518,439
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	858,735
FNMA REMICS, Series 2017-97, Class DP	534	3.50	10/25/46	532
FNMA REMICS, Series 2018-25, Class AG	129,381	3.50	4/25/47	126,085
FNMA REMICS, Series 2023-64, Class HA	3,122,701	5.50	9/25/50	3,176,390
FNMA Trust, Series 2004-W9, Class 1A3	718,642	6.05	2/25/44	742,710
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	146,982	5.17	11/25/37	146,192
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	496,408	5.17	12/25/37	494,939
Government National Mortgage Association, Series 2004-11, Class QG	190,424	5.00	2/16/34	190,158
Government National Mortgage Association, Series 2020-149, Class AW	1,477,640	5.50	10/20/50	1,493,645
Government National Mortgage Association, Series 2024-116, Class MB	2,276,656	6.50	3/20/54	2,353,267
Government National Mortgage Association, Series 2024-4, Class GK	826,498	5.00	3/20/52	833,127
Government National Mortgage Association, Series 2024-79, Class MC	1,277,974	5.50	10/20/49	1,297,305
Government National Mortgage Association, Series 2025-20, Class CA	1,795,004	4.00	7/20/47	1,754,544
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	216,870	4.00	2/25/59	202,553

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,224,688	4.00	4/25/62	1,141,707

				37,084,426

Non-Agency - 10.2%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	600,466	6.00	2/25/55	602,957
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	788,232	6.00	3/25/55	793,318
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	508,871	2.50	6/25/51	463,871
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	693,034	2.50	5/25/52	613,305
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,238,608	2.50	10/25/51	1,104,406
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	424,313	2.50	11/25/51	377,092
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	669,061	6.00	10/25/54	671,969
JP Morgan Mortgage Trust, Series 2025-1, Class A4 1, [4]	1,470,531	6.00	6/25/55	1,477,701
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	172,876	4.00	4/25/57	166,101
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	138,877	5.18	1/25/48	135,526
RCKT Mortgage Trust, Series 2025-CES1, Class A1B 4, [14]	1,369,947	5.70	1/25/45	1,375,853
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	213,422	2.50	11/25/50	196,991
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	520,479	6.00	11/25/53	520,861
Sequoia Mortgage Trust, Series 2024-9, Class A11 1, [4]	726,323	5.50	10/25/54	723,761
Sequoia Mortgage Trust, Series 2025-1, Class A10 1, [4]	2,839,293	6.00	1/25/55	2,848,864
Sequoia Mortgage Trust, Series 2025-2, Class A4 1, [4]	1,532,673	6.00	3/25/55	1,540,344
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	197,063	2.50	9/25/50	181,122

				13,794,042

Total Collateralized Mortgage Obligations (cost: $50,877,179)				50,878,468

Corporate Bonds - 15.1%
American Tower Trust [4]	1,300,000	5.49	3/15/28	1,319,805
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,370,603
Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,317,045
CVS Pass-Through Trust	267,116	6.04	12/10/28	268,985
CVS Pass-Through Trust	399,540	6.94	1/10/30	410,336
CVS Pass-Through Trust Series 2009 [4]	681,770	8.35	7/10/31	743,165
DTE Electric Securitization Funding II, LLC	944,783	5.97	3/1/32	991,806
Energy Transfer LP [4]	1,000,000	6.00	2/1/29	1,016,674
F&G Global Funding [4]	1,225,000	5.88	1/16/30	1,244,940
First Citizens BancShares, Inc./NC (Subordinated), TSFR3M + 2.47% [1]	1,250,000	6.76	3/15/30	1,249,978
Great River Energy [4]	815,370	6.25	7/1/38	842,046
ITT, LLC [17]	1,225,000	7.40	11/15/25	1,229,951
Jackson National Life Global Funding [4]	1,000,000	5.35	1/13/30	1,019,526
KeyBank National Association of Ohio (Subordinated)	1,300,000	6.95	2/1/28	1,367,888
Minnesota Life Insurance Co. (Subordinated) [4]	1,125,000	8.25	9/15/25	1,139,776
Regions Financial Corp. [1]	700,000	5.72	6/6/30	716,110
SBA Tower Trust [4]	250,000	4.83	10/15/29	247,599
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,332,285
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	900,000	5.75	6/1/30	887,625
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	875,802
Western Alliance Bancorp (Subordinated), TSFR3M + 2.25% [1]	900,000	3.00	6/15/31	841,500

Total Corporate Bonds (cost: $20,351,865)				20,433,445

Mortgage Pass-Through Securities - 23.0%

Federal Home Loan Mortgage Corporation - 4.6%

Freddie Mac	1,663,538	2.50	8/1/30	1,598,492
Freddie Mac	15,578	3.00	9/1/27	15,349
Freddie Mac	1,938,633	3.00	3/1/31	1,879,841
Freddie Mac	1,703	3.50	7/1/26	1,692
Freddie Mac	10,619	4.00	7/1/26	10,549
Freddie Mac	14,035	4.00	1/1/27	13,953
Freddie Mac	317,999	4.00	4/1/29	316,500

See accompanying notes to financial statements.

MARCH 31, 2025	7

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	85,236	4.00	10/1/31	84,353
Freddie Mac	84	4.50	7/1/26	84
Freddie Mac	333,198	4.50	6/1/39	326,763
Freddie Mac	367	5.00	10/1/25	366
Freddie Mac	923,928	5.00	8/1/38	928,795
Freddie Mac	287,578	5.00	3/1/39	288,970
Freddie Mac	827,110	5.00	9/1/54	810,784

				6,276,491

Federal National Mortgage Association - 16.4%

Fannie Mae	216,754	3.00	10/1/27	214,429
Fannie Mae	20,002	3.00	8/1/28	19,709
Fannie Mae	322,864	3.00	5/1/30	314,756
Fannie Mae	203,550	3.00	11/1/31	200,386
Fannie Mae	19,485	3.50	1/1/26	19,358
Fannie Mae	1,308,958	3.50	4/1/32	1,269,781
Fannie Mae	320,570	3.50	11/1/38	308,576
Fannie Mae	833	4.00	6/1/25	830
Fannie Mae	5,149	4.00	10/1/31	5,089
Fannie Mae	323,137	4.00	10/1/34	320,052
Fannie Mae	728,027	4.00	6/1/38	716,994
Fannie Mae	90	4.50	4/1/25	90
Fannie Mae	149,613	4.50	3/1/29	149,132
Fannie Mae	70,811	4.50	7/1/31	70,963
Fannie Mae	1,423,828	4.50	4/1/39	1,425,888
Fannie Mae	2,152,270	4.50	9/1/53	2,058,606
Fannie Mae	2,038,647	4.50	8/1/54	1,948,508
Fannie Mae	2,608,349	5.00	6/1/53	2,558,634
Fannie Mae	426,780	5.50	12/1/35	436,447
Fannie Mae	824,275	5.50	12/1/38	837,646
Fannie Mae	297,528	5.50	8/1/40	306,765
Fannie Mae	498,624	5.50	2/1/42	508,095
Fannie Mae	731,750	5.50	5/1/49	742,672
Fannie Mae	463,664	5.50	9/1/49	470,783
Fannie Mae	1,629,408	5.50	8/1/56	1,674,577
Fannie Mae	499,952	6.00	7/1/37	519,592
Fannie Mae	628,885	6.00	11/1/38	646,330
Fannie Mae	1,134,740	6.00	10/1/53	1,157,091
Fannie Mae	510,447	6.50	5/1/40	529,469
Fannie Mae	556,017	7.00	1/1/40	580,439
Fannie Mae	476,576	7.00	1/1/40	497,508
Fannie Mae	1,677,911	7.50	10/1/38	1,759,425

				22,268,620

Government National Mortgage Association - 1.7%

Ginnie Mae	93,685	4.00	7/20/26	93,161
Ginnie Mae, US Treasury + 1.50% [1]	11,657	4.88	4/20/33	11,765
Ginnie Mae, US Treasury + 1.50% [1]	4,086	4.88	4/20/42	4,138
Ginnie Mae	80	5.00	6/20/26	79
Ginnie Mae	1,214,077	6.00	9/20/38	1,238,999
Ginnie Mae	844,741	6.00	9/20/38	894,172

				2,242,314

Other Federal Agency Securities - 0.3%

Small Business Administration Pools, PRIME - 2.50% [1]	101,812	5.00	5/25/43	101,713
Small Business Administration Pools, PRIME + 0.78% [1]	154,050	8.28	2/25/28	157,360

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration Pools, PRIME + 0.80% [1]	63,088	8.30	3/25/30	64,938

				324,011

Total Mortgage Pass-Through Securities (cost: $31,282,693)				31,111,436

Taxable Municipal Bonds - 16.6%
City of Miami FL	1,000,000	5.14	1/1/30	1,034,743
City of San Francisco CA	55,000	5.50	11/1/25	55,225
Colorado Housing & Finance Authority	670,000	6.50	5/1/48	708,207
Columbus Metropolitan Housing Authority	500,000	5.38	9/1/28	510,380
Connecticut Housing Finance Authority	1,000,000	5.75	11/15/54	1,024,349
County of Yamhill OR	325,000	4.50	10/1/30	315,517
Energy Northwest	215,000	3.20	7/1/28	208,481
Florida Housing Finance Corp.	970,000	6.50	1/1/55	1,020,481
Idaho Housing & Finance Association	935,000	6.00	1/1/48	973,981
Idaho Housing & Finance Association	945,000	6.50	7/1/53	1,002,097
Illinois Housing Development Authority	945,000	6.50	4/1/54	995,936
Iowa Finance Authority	1,000,000	6.25	7/1/54	1,052,802
Kentucky Higher Education Student Loan Corp.	830,000	2.52	6/1/35	757,685
Kentucky Housing Corp.	1,000,000	6.25	1/1/55	1,050,214
Maryland Community Development Administration	925,000	6.00	9/1/53	958,152
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	176,233
Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	714,022
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	795,752
Massachusetts Housing Finance Agency	990,000	6.50	12/1/52	1,044,088
Massachusetts State College Building Authority	500,000	5.83	5/1/30	515,076
Minnesota Housing Finance Agency	1,000,000	6.13	7/1/55	1,051,921
Nebraska Investment Finance Authority	1,000,000	6.00	9/1/53	1,046,675
North Carolina Housing Finance Agency	490,000	6.50	1/1/55	516,904
Oklahoma Development Finance Authority	396,005	3.88	5/1/37	382,770
Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,046,678
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	978,268
Somis Union School District G.O.	535,000	2.06	8/1/30	486,036
State of Oregon Housing & Community Services Department	965,000	6.25	7/1/53	1,007,036
Utah Housing Corp.	980,000	6.25	1/1/54	1,025,085
Wisconsin Housing & Economic Development Authority [8]	55,000	3.50	3/1/46	54,790

Total Taxable Municipal Bonds (cost: $22,264,972)				22,509,584

U.S. Treasury / Federal Agency Securities - 1.9%
U.S. Treasury - 1.9%
U.S. Treasury Notes	2,600,000	4.13	10/31/29	2,616,047

				2,616,047

Total U.S. Treasury / Federal Agency Securities (cost: $2,580,759)				2,616,047

See accompanying notes to financial statements.

MARCH 31, 2025	9

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost: $2,349,401)	2,349,401	2,349,401

Total Investments in Securities - 99.2% (cost: $134,279,459)		134,513,277

Other Assets and Liabilities, net - 0.8%		1,052,890

Net Assets - 100.0%		$135,566,167

1

Variable rate security. Rate disclosed is as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of March 31, 2025 was $28,219,357 and represented 20.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2025, 0.0% of net assets in the Fund was invested in such securities.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2025.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	4,614,896	—	4,614,896
Collateralized Mortgage Obligations	—	50,878,468	—	50,878,468
Corporate Bonds	—	20,433,445	—	20,433,445
Mortgage Pass-Through Securities	—	31,111,436	—	31,111,436
Taxable Municipal Bonds	—	22,509,584	—	22,509,584
U.S. Treasury / Federal Agency Securities	—	2,616,047	—	2,616,047
Short-Term Securities	2,349,401	—	—	2,349,401
Total:	2,349,401	132,163,876	—	134,513,277

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2025	11

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.3%

Alabama - 1.2%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.63	10/1/49	492,122

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	10/1/54	490,575

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.88	10/1/55	499,959

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	360,865

				1,843,521

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5], [15]	250,000	5.50	N/A	6,550

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,587

				257,137

Arizona - 0.3%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4], [5]	750,000	6.75	7/1/30	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	3,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	6,000

AZ Industrial Dev. Auth. Rev. (Mirabella ST ASU Proj.) 1, [4]	100,000	4.70	10/1/28	91,849

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	372,672

				518,521

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	420,000	2.00	9/1/38	298,311

California - 3.7%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	271,641

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	312,497

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	204,835

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	314,613

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	620,613

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	303,651

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	5.95	8/1/34	1,217,572

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	451,408

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.64	6/1/39	456,424

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,581

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	626,538

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	578,425

				5,758,798

Colorado - 2.3%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,322

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	458,080

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	379,903

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	331,303

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	361,319

Creekwalk Marketplace Business Improvement District Rev.	500,000	6.00	12/1/54	485,205

Reunion Metropolitan District Rev.	562,454	3.63	12/1/44	411,598

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	483,938

Sterling Ranch Community Auth. Board Rev. [4]	500,000	5.75	12/1/54	498,614

				3,660,282

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Connecticut - 0.9%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	350,000

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	768,062

Waterbury Hsg. Auth. Rev. (Laurel Estates Preservation Proj.)	250,000	4.50	2/1/42	245,986

				1,364,048

Delaware - 0.6%

DE State Hsg. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.65	7/1/50	490,968

DE State Hsg. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.50	7/1/54	482,194

				973,162

Florida - 16.2%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	370,411

Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	503,092

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	102,510

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	500,196

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	82,500

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	2,500

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	145,000

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	409,726

East Nassau Stewardship District Special Assessment (PDP#4 Series 2024 Proj.)	350,000	5.25	5/1/29	348,288

East Nassau Stewardship District Special Assessment (Wildlight Village Phase 3 Proj.)	500,000	5.50	5/1/55	482,522

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	493,601

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	329,615

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	465,736

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	772,156

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	471,640

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	807,610

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.75	1/1/54	463,982

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)	655,000	5.15	5/1/44	658,353

Gardens at Hammock Beach Community Dev. District Special Assessment	345,000	5.88	5/1/55	335,956

Gramercy Farms Community Dev. District Special Assessment	20,000	6.75	5/1/39	19,335

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	520,353

Greater Orlando Aviation Auth. Rev.	500,000	5.00	10/1/49	501,040

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	530,210

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	241,908

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	204,959

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	798,636

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	356,255

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	494,251

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	402,135

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	346,089

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	83,226

Lakes of Sarasota Community Dev. District Special Assessment	400,000	4.13	5/1/31	394,222

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	220,556

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	303,870

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	303,480

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	402,450

See accompanying notes to financial statements.

MARCH 31, 2025	13

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	337,950

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	530,000	5.55	5/1/54	530,105

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	431,701

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	302,950

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	485,000	3.10	5/1/41	384,201

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	323,063

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	205,000	4.50	5/1/49	187,254

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	585,000	5.25	5/1/44	577,456

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	522,769

Laurel Road Community Dev. District Special Assessment	310,000	3.13	5/1/31	283,992

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	311,328

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,055

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	169,404

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	198,542

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	100,000	4.20	5/1/35	96,609

North River Ranch Improvement Stewardship District Special Assessment Rev.	455,000	5.75	5/1/33	463,580

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,106

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	6.50	5/1/44	530,268

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	414,381

Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	278,073

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	388,169

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	221,252

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	336,062

Rolling Hills Community Dev. District Special Assessment	160,000	3.65	5/1/32	150,587

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	634,252

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	236,793

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	351,523

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	303,570

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	199,881

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	303,173

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	518,539

Windward at Lakewood Ranch Community Dev. District Special Assessment	250,000	4.25	5/1/52	207,752

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	240,141

				25,203,852

Georgia - 1.3%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	350,037

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	509,255

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	584,897

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	510,950

				1,955,139

Idaho - 0.5%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	98,513

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	269,687

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	411,691

				779,891

Illinois - 4.2%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	500,350

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	518,470

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	516,537

IL Fin. Auth. Rev. (Christian Homes, Inc.) 2, [5]	500,000	5.00	5/15/36	365,000

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,060,035

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	681,871

IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	738,698

IL Hsg. Dev. Auth. Rev.	500,000	4.63	4/1/50	487,283

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,010,104

Malta Tax Allocation Rev. 2, 5	1,921,000	5.75	12/30/25	441,830

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

				6,570,716

Indiana - 1.1%

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,488,693

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	283,845

				1,772,538

Iowa - 0.8%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	414,380

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	435,034

IA Finance Auth. Rev. (Lifespace Communities Inc.)	350,000	5.00	5/15/49	339,169

				1,188,583

Kentucky - 0.4%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	615,436

Louisiana - 2.4%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	512,299

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	269,158

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	475,000	5.75	6/1/54	508,865

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	501,072

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	209,214

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	370,061

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	378,973

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	553,978

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	435,000	3.77	2/15/36	421,489

				3,725,109

Maryland - 0.2%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	359,914

Massachusetts - 0.9%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	401,459

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	658,818

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	346,078

				1,406,355

Michigan - 4.3%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	282,398

See accompanying notes to financial statements.

MARCH 31, 2025	15

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	361,873

MI Finance Auth. Rev. (Madison Academy Proj.)	155,000	4.25	12/1/39	130,087

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	500,022

MI Hsg. Dev. Auth. Rev.	1,000,000	4.65	12/1/49	982,677

MI Hsg. Dev. Auth. Rev.	40,000	3.15	6/1/50	37,746

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,316,140

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,163,895

MI Hsg. Dev. Auth. Rev.	845,000	4.95	12/1/53	851,808

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	145,000	6.35	11/1/28	145,079

				6,771,725

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	273,905

Mississippi - 0.7%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	800,000	4.55	11/1/39	771,832

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	368,398

				1,140,230

Missouri - 2.7%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	155,000	3.50	11/1/40	141,445

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,485

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	264,421	5.00	11/15/46	178,915

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	11/1/48	1,001,476

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	275,692

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.63	11/1/50	984,928

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	215,559

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	4.70	11/1/53	972,084

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	11/1/54	498,765

				4,274,349

Montana - 0.7%

MT Board of Housing Single Family Rev.	410,000	2.40	12/1/45	280,205

MT Board of Housing Single Family Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.85	12/1/50	750,899

				1,031,104

Nebraska - 0.5%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	1,004

NE Investment Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.70	9/1/51	734,982

				735,986

Nevada - 0.7%

Las Vegas NV Special Improvement District No 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	316,008

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	530,323

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	309,258

				1,155,589

New Hampshire - 0.3%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	454,776

New Jersey - 1.3%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	482,377

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	501,016

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,001,523

				1,984,916

New Mexico - 0.4%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	301,590

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	383,249

				684,839

New York - 5.3%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,092

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	283,667

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	516,169

New York Transportation Dev. Corp. Rev. (AGC Insured)	1,000,000	5.25	12/31/54	1,034,193

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	316,433

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	455,875

NY State Mortgage Agency Homeowner Mortgage Rev.	990,000	4.70	10/1/38	988,365

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	692,472

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	674,993

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	775,330

NY State Mortgage Agency Homeowner Mortgage Rev.	500,000	4.80	10/1/48	486,720

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,042,058

NY State Mortgage Agency Homeowner Mortgage Rev.	590,000	4.90	10/1/53	592,632

				8,208,999

North Carolina - 0.9%

Mecklenburg Co. Rev. (Little Rock Apts)	435,000	5.38	1/1/36	435,777

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	502,333

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	550,000	4.80	1/1/55	548,642

				1,486,752

North Dakota - 0.7%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	659,875

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	502,951

				1,162,826

Ohio - 5.9%

Allen Co. Hospital Facs. Rev. (Mercy Health)	500,000	5.00	11/1/43	500,506

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)	725,000	5.50	1/1/50	764,625

Euclid Public Library G.O.	300,000	5.00	12/1/49	305,431

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	309,144

OH Housing Finance Agency Rev.	1,800,000	2.45	9/1/51	1,108,618

OH Housing Finance Agency Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	371,011

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,430,000	2.85	9/1/46	1,064,028

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,330,000	5.10	9/1/47	1,347,143

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.65	9/1/49	491,561

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.65	9/1/50	244,391

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	641,304

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	4.70	9/1/54	976,352

OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	502,342

See accompanying notes to financial statements.

MARCH 31, 2025	17

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	512,266

				9,138,722

Oklahoma - 0.6%

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	500,000	4.60	3/1/49	489,588

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	480,000	4.60	9/1/49	470,100

				959,688

Oregon - 0.7%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	347,273

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	686,317

				1,033,590

Pennsylvania - 1.3%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.76	10/1/34	442,088

PA Higher Educational Assistance Agy. Rev.	335,000	2.63	6/1/42	295,313

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,007,706

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	352,872

				2,097,979

South Carolina - 2.0%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	316,053

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	335,466

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	529,283

SC State Hsg. Finance & Dev. Auth. Rev.	965,000	4.95	7/1/53	969,249

SC State Hsg. Finance & Dev. Auth. Rev.	500,000	4.63	7/1/54	487,207

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/55	490,320

				3,127,578

South Dakota - 0.5%

SD Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.80	11/1/48	749,963

Tennessee - 3.9%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	749,018

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	301,795

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	302,835

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	787

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	581,243

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	994,835

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	268,564

TN Hsg. Dev. Agency Rev.	495,000	4.70	7/1/48	492,134

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	733,011

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	621,110

TN Hsg. Dev. Agency Rev.	500,000	4.80	7/1/54	500,430

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	506,067

				6,052,030

Texas - 10.4%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	451,420

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	779,413

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	250,139

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	778,558

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,031,759

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [15]	260,000	4.00	N/A	207,350

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	366,850

New Hope Cultural Education Facs. Finance Corp. Rev.	500,000	6.50	10/1/55	503,358

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	530,322	2.00	11/15/61	193,124

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	609,456

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	500,044

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) 2, [5]	204,000	5.38	2/15/25	112,200

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	490,549

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,006,658

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	379,677

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	612,283

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,255,352

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	490,887

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	1,010,358

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	362,057

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	760,594

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,519,771

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,014,170

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,513,493

				16,199,520

Utah - 3.1%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	405,578

Fiddlers Canyon Infrastructure Financing District Special Assessment (Fiddlers Canyon Assessment Area) [4]	350,000	5.63	12/1/53	332,644

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	480,754

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	501,163

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	838,026

Olympia Public Infrastructure District No. 1 G.O. [4]	500,000	6.38	3/1/55	505,909

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	444,891

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	328,199

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,007

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.70	1/1/54	493,812

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	5.00	1/1/54	478,156

				4,814,139

Virginia - 1.0%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	327,230

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	700,000	4.70	7/1/55	686,090

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	550,000	4.70	7/1/55	539,071

				1,552,391

Washington - 0.6%

WA State Hsg. Finance Commission Rev. (Parkshore Juanita Bay Proj.) [4]	500,000	5.50	1/1/44	493,938

WA State Hsg. Finance Commission Rev. (The Evergreen School Proj.)	500,000	4.50	7/1/55	468,825

				962,763

West Virginia - 0.9%

WV Hsg. Dev. Fund Rev.	665,000	2.50	11/1/51	420,765

See accompanying notes to financial statements.

MARCH 31, 2025	19

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WV Hsg. Dev. Fund Rev.	1,000,000	4.90	11/1/54	1,000,541

				1,421,306

Wisconsin - 1.3%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	495,832

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	517,339

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,520	9.00	1/1/46	516

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/47	469

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	12.00	1/1/47	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,171	9.00	1/1/48	439

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	390	12.00	1/1/48	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/49	409

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	384	11.00	1/1/49	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/50	373

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	372	11.00	1/1/50	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,334	9.00	1/1/51	385

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	365	11.00	1/1/51	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	446,246	3.75	7/1/51	305,552

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,218	9.00	1/1/52	355

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	475	10.00	1/1/52	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,985	9.00	1/1/53	331

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	10.00	1/1/53	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,869	9.00	1/1/54	308

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	444	9.00	1/1/55	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,636	9.00	1/1/55	286

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,404	9.00	1/1/56	268

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	17,335

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	481	9.00	1/1/57	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/57	250

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	9.00	1/1/58	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/58	232

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,938	9.00	1/1/59	219

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	8.00	1/1/60	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/60	203

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	440	8.00	1/1/61	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,589	9.00	1/1/61	188

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,473	9.00	1/1/62	177

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	419	8.00	1/1/63	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,240	9.00	1/1/63	165

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,124	9.00	1/1/64	155

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	403	7.00	1/1/65	4

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,008	9.00	1/1/65	145

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	14,775	9.00	1/1/66	132

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	5,235	5.00	1/1/67	42

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	192,429	9.00	1/1/67	1,551

WI Public Finance Auth. Rev. (MD Proton Treatment Center) 2, [4,5]	500,000	6.13	1/1/33	225,000

				1,981,302

Total Municipal Bonds (Cost: $170,938,120)				137,708,280

	Quantity

Investment Companies - 4.5%

BlackRock MuniHoldings Fund, Inc. (MHD)	33,512			393,431

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			304,640

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083			473,482

DWS Municipal Income Trust (KTF)	76,592			718,433

Invesco Advantage Municipal Income Trust II (VKI)	55,874			477,164

Invesco Municipal Opportunity Trust (VMO)	62,240			590,658

Invesco Municipal Trust (VKQ)	67,772			654,000

Invesco Pennsylvania Value Municipal Income Trust (VPV)	8,257			84,139

Invesco Quality Municipal Income Trust (IQI)	78,114			756,143

Invesco Trust for Investment Grade Municipals (VGM)	56,447			562,212

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623			403,873

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	75,639			847,157

Nuveen Quality Municipal Income Fund (NAD)	61,295			706,118

Total Investment Companies (cost: $8,621,507)				6,971,450

Total Investments in Securities - 92.8% (cost: $179,559,627)				144,679,730

Other Assets and Liabilities, net - 7.2%				11,346,217

Net Assets - 100.0%				$156,025,947

1

Variable rate security. Rate disclosed is as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of March 31, 2025 was $3,188,843 and represented 2.0% of net assets.
4

144A Restricted Security. The total value of such securities as of March 31, 2025 was $14,917,732 and represented 9.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2025 was $2,058,553 and represented 1.3% of net assets.

6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
9

Municipal Lease Security. The total value of such securities as of March 31, 2025 was $704,232 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

See accompanying notes to financial statements.

MARCH 31, 2025	21

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Tax-Free Income Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of March 31, 2025 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	40	June 2025	(4,691,250)	(99,687)
U.S. Treasury 5-Year	59	June 2025	(6,381,219)	(94,128)
U.S. Treasury 10-Year	78	June 2025	(8,675,062)	(161,120)

				(354,935)

10	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of March 31, 2025.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	137,708,280	—	137,708,280
Investment Companies	6,971,450	—	—	6,971,450
Total:	6,971,450	137,708,280	—	144,679,730
Liabilities
Futures	(354,935)	—	—	(354,935)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2025	23

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.7%
Education/Student Loan - 16.9%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	928,549

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,031,031

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,558,825

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,000,000	5.00	7/1/59	956,530

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	578,069

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,126

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,257,151

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,674

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,000,768

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,014,726

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	299,065

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,528

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	870,344

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	425,000	4.00	11/1/26	421,941

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,728,486

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,208

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,198

Independence Charter School Lease Rev. (Beacon Academy Proj.)	160,000	4.25	7/1/26	158,191

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	723,253

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,140,695

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	200,964

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,036,355

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	490,000	4.00	12/1/31	412,009

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,076,783

Minneapolis School Lease Rev. (Twin Cities International School) [4]	625,000	4.25	12/1/27	620,311

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	967,986

MN Higher Education Fac. Auth. Rev. (Augsburg College)	2,950,000	4.25	5/1/40	2,033,824

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	900,497

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,903,120

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,035,081

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,054,712

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,101,576

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	760,614

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,074,594

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	884,368

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,746,519

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,766,415

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,826,991

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,016,958

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	977,656

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,239,933

Savage Charter School Lease Rev. (Aspen Academy)	215,000	4.00	10/1/26	212,576

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,691,170

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,323

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,149,940

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	672,672

St. Paul Hsg. & Redev. Auth. (German Immersion School)	775,000	5.00	7/1/33	775,130

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	663,859

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	800,000	3.00	6/1/31	376,000

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	575,750

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	175,000	2.00	9/1/26	169,192

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	342,591

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	984,408

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	255,000	4.00	7/1/25	254,661

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	954,883

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	770,000	3.00	12/1/29	726,381

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	525,881

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	808,898

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	671,701

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	872,125

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	339,972

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	435,375

				65,985,112

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,259,603

General Obligation - 8.9%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	836,714

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,805,885

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,856,585

Itasca G.O.	2,500,000	2.38	2/1/45	1,650,881

Itasca G.O.	4,000,000	2.50	2/1/50	2,521,970

Madison Lake G.O.	590,000	2.13	2/1/42	381,220

Moorhead G.O.	510,000	2.13	2/1/42	341,209

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,322

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	917,832

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	952,550

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,004,580

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	693,193

Roseau Independent School District No. 682	400,000	2.25	2/1/46	254,363

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	999,685

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	680,237

St. Cloud G.O.	1,090,000	2.00	2/1/41	773,894

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,693,916

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,775,155

Virginia G.O.	825,000	5.00	2/1/41	811,369

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	8,731,159

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,008,534

				34,691,253

See accompanying notes to financial statements.

MARCH 31, 2025	25

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hospital/Health Care - 14.4%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,046,289

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	518,612

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,036,388

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	715,005

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,100,000	5.75	8/1/30	934,405

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	818,799

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	171,797

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	351,352

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	170,948

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	150,025

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	678,993

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,151,519

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,045,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	836,371

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,040,406

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,693,431

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,066,216

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,602,122

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,489,102

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	4,000,000	5.25	1/1/54	4,120,379

Moorhead Economic Dev. Auth. Rev.	280,000	4.60	9/1/25	278,562

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,495,370

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	985,141

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	160,137

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	180,016

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	192,346

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	6,881,835

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,402,452

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,358,222

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	509,770

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,028,379

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,802,044

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,000,442

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,946,224

Wadena Rev. (Wadena Cancer Center Proj.)	1,000,000	5.00	12/1/45	1,025,702

				55,883,801

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	866,140

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	940,043

				1,806,183

Multifamily Mortgage - 21.0%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	966,697

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	282,041

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	392,789

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	672,856

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	576,456

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,879,041

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,484,767

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,166,520

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	460,000	6.75	1/1/27	366,151

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	903,170

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,265,905

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	512,115

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,302,107

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,643,433

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,018,921

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,486,754

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,250,000	5.13	7/1/25	687,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,645,000	5.75	7/1/35	904,750

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	2,000,000	6.13	7/1/45	1,100,000

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,285

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	164,177

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	219,596

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	173,059

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	166,635

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	390,412

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	357,909

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,246,539

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	981,616

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,024,612

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,245,082	4.50	8/1/41	1,227,347

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,222,756	3.75	11/1/34	3,207,196

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,081,515

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	361,905

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,934,859

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,753,502

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,569,003	2.35	2/1/38	3,532,329

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,014,907

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	366,124

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,404,341

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.00	11/1/25	372,165

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,793,957	3.00	11/1/34	1,597,275

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,526

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	275,464

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	920,518

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	218,988

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,248,663

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	139,059

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,913,654

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,512,330

See accompanying notes to financial statements.

MARCH 31, 2025	27

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	987,357

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,697

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,294

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,178

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,132,022

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	488,854

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,640,000	5.13	1/1/39	1,428,070

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,057

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,000,434

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,343,146

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,035,958

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	1,075,000	4.25	12/1/27	1,066,387

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,374,723

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	780,000	5.30	11/1/30	778,512

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,463,407

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,813,181

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	789,007

Vergas Rev. (CDL Homes Proj.)	40,000	4.00	8/1/25	39,830

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,332,767

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	991,374

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,673,619

				81,631,354

Municipal Lease - 2.4% [9]

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	551,040

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	923,392

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	682,142

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	440,251

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,622,932

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,001,515

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,589

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	352,604

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	701,235

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	542,257

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,328

				9,319,285

Municipal Money Market - 0.8%

Rochester Health Care Facs. Rev. (Mayo Clinic) [1]	3,000,000	2.85	11/15/38	3,000,000

Other Revenue Bonds - 2.5%

Crystal Governmental Fac. Rev.	120,647	5.10	12/15/26	117,221

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,421,870

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,000,000	5.00	12/1/36	1,029,924

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	175,000	6.38	2/15/28	175,097

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	290,000	6.50	3/1/29	290,100

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	550,000	7.00	2/15/28	551,527

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	233,000	7.50	2/15/28	233,084

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,310,000	5.00	8/1/36	3,311,064

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,749,474

				9,879,361

Sales Tax Revenue - 1.2% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,020,026

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,761,742

				4,781,768

Single Family Mortgage - 22.1%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	465,000	4.45	12/1/32	465,045

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	235,000	4.88	12/1/33	235,037

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	15,000	4.45	12/1/27	15,002

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,169,717

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,572,923

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,172,865

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	5,212,140

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,482,787	3.30	5/1/48	1,325,595

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	474,187	3.75	11/1/48	445,827

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	487,829	3.60	1/1/49	457,598

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	501,431	3.45	3/1/49	453,896

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	846,513	3.15	6/1/49	738,809

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	871,101	2.47	1/1/50	694,166

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	3,927,693

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,635,000	2.50	7/1/51	4,116,761

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	318,213

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	5,802,671

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,886,239

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,581,838

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	947,351

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,775,061

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	27,000	3.80	7/1/38	25,265

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,327,765

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,170,000	2.80	1/1/44	3,902,610

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	500,000	2.70	7/1/44	368,274

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,329,058

MN Hsg. Fin. Agy. Rev. [8]	975,000	5.35	7/1/36	1,004,150

MN Hsg. Fin. Agy. Rev. [8]	985,000	4.60	7/1/39	984,542

MN Hsg. Fin. Agy. Rev.	3,368,949	2.05	12/1/51	2,696,863

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,163,927

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,375,652

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,622,524

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	6,764,475

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,797,687

MN Hsg. Fin. Agy. Rev.	2,090,000	5.00	7/1/53	2,162,612

MN Hsg. Fin. Agy. Rev.	945,000	6.00	7/1/53	1,013,840

MN Hsg. Fin. Agy. Rev.	980,000	6.25	1/1/54	1,064,059

MN Hsg. Fin. Agy. Rev.	1,225,000	5.10	7/1/42	1,251,677

See accompanying notes to financial statements.

MARCH 31, 2025	29

SCHEDULE OF INVESTMENTS

March 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rev.	1,675,000	5.15	7/1/45	1,697,393

MN Hsg. Fin. Agy. Rev.	1,285,000	6.00	1/1/53	1,367,349

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	990,000	4.60	7/1/45	984,010

				86,218,179

Transportation - 2.0%

Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	507,176

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,585,222

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.00	1/1/47	2,522,685

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	512,239

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,576,772

				7,704,094

Utility - 1.7%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,008,890

MN Rural Water Fin. Auth. Inc. Rev.	500,000	4.38	4/1/25	500,000

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	510,209

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,011,364

Southern Minnesota Municipal Power Agency	650,000	5.00	1/1/46	656,037

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	760,892

St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	668,201

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	608,337

				6,723,930

Total Municipal Bonds (cost: $428,395,758)				368,883,923

	Quantity

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	97,095			1,165,383

Total Investment Companies (cost: $1,332,240)				1,165,383

Total Investments in Securities - 95.0% (cost: $429,727,998)				370,049,306

Other Assets and Liabilities, net - 5.0%				19,280,468

Net Assets - 100.0%				$389,329,774

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

1

Variable rate security. Rate disclosed is as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of March 31, 2025 was $2,692,250 and represented 0.7% of net assets.
4

144A Restricted Security. The total value of such securities as of March 31, 2025 was $7,665,195 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2025 was $2,692,250 and represented 0.7% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2025, 4.6% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of March 31, 2025 was $9,319,285 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of March 31, 2025 was $9,072,631 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of March 31, 2025 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	155	June 2025	(18,178,594)	(386,286)
U.S. Treasury 5-Year	230	June 2025	(24,875,938)	(366,942)
U.S. Treasury 10-Year	306	June 2025	(34,032,937)	(632,086)

				(1,385,314)

10	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of March 31, 2025.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	368,883,923	—	368,883,923
Investment Companies	1,165,383	—	—	1,165,383
Total:	1,165,383	368,883,923	—	370,049,306
Liabilities
Futures	(1,385,314)	—	—	(1,385,314)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

MARCH 31, 2025	31

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$222,512,739	$134,279,459	$179,559,627	$429,727,998

Investments in securities, at fair value - see accompanying schedule for detail	$211,726,061	$134,513,277	$144,679,730	$370,049,306
Cash in bank on demand deposit	—	—	7,317,343	9,901,384
Cash collateral held at broker	—	—	6,000,000	8,000,000
Accrued interest and dividends receivable	1,000,869	928,957	2,207,438	4,477,033
Receivable for investment securities sold	—	27,687	—	—
Receivable for Fund shares sold	57,697	178,301	25,253	375,934

Total assets	212,784,627	135,648,222	160,229,764	392,803,657

LIABILITIES
Disbursements in excess of cash balances	—	853	—	—
Payable for investment securities purchased	—	—	2,795,459	989,290
Payable for Fund shares redeemed	500,725	5,202	869,476	719,894
Cash portion of dividends payable to shareholders	42,107	6,469	89,505	112,908
Variation margin on futures contracts	—	—	354,581	1,383,932
Accrued supervisory and administrative fees	95,779	45,961	67,872	200,894
Accrued investment management fees	35,951	23,570	26,924	66,965

Total liabilities	674,562	82,055	4,203,817	3,473,883

Net assets applicable to outstanding capital stock	$212,110,065	$135,566,167	$156,025,947	$389,329,774

Net assets consist of:
Capital (par value and paid-in surplus)	$253,315,591	$141,762,412	$217,150,674	$462,277,688
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(41,205,526)	(6,196,245)	(61,124,727)	(72,947,914)

	$212,110,065	$135,566,167	$156,025,947	$389,329,774

Outstanding shares:
Class S Shares (Class S)*	14,908,695	2,326,047	11,158,590	41,901,554

Class Y Shares (Class Y)*	5,651,005	11,811,520	7,004,131	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$153,834,070	$22,280,970	$95,857,780	$389,329,774

Net Assets (Class Y)*	58,275,995	113,285,197	60,168,167	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$10.32	$9.58	$8.59	$9.29

Net Assets Value (Class Y)*	10.31	9.59	8.59	—

*	Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax-Free Income Fund offers a single share class.

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS

Year Ended March 31, 2025

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$420,267	$55,127
Interest	$10,237,798	$6,504,145	6,638,906	15,705,299

Total income	10,237,798	6,504,145	7,059,173	15,760,426

Expenses (note 4):
Investment management fee	450,915	284,736	320,223	797,437
Supervisory and administrative fee	1,208,738	519,194	805,361	2,392,309

Total expenses	1,659,653	803,930	1,125,584	3,189,746

Less fees and expenses waived by investment adviser	—	(27,876)	—	—

Total net expenses	1,659,653	776,054	1,125,584	3,189,746

Net investment income	8,578,145	5,728,091	5,933,589	12,570,680

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(4,170,561)	(505,976)	(4,765,305)	(4,759,952)
Net realized gain (loss) on futures	—	(85,678)	502,951	1,635,876

Net change in unrealized appreciation (depreciation) on investments	7,225,489	2,103,524	3,507,088	(3,414,411)
Net change in unrealized appreciation (depreciation) on futures	—	15,636	(140,182)	(690,505)

Net gain (loss)	3,054,928	1,527,506	(895,448)	(7,228,992)

Net increase (decrease) in net assets resulting from operations	$11,633,073	$7,255,597	$5,038,141	$5,341,688

See accompanying notes to financial statements.

FINANCIAL STATEMENTS AND OTHER INFORMATION	33

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net investment income	$8,578,145	$10,079,946
Net realized gain (loss) on investments and futures	(4,170,561)	(11,190,435)
Net change in unrealized appreciation (depreciation) of investments and futures	7,225,489	4,712,885

Net increase (decrease) in net assets resulting from operations	11,633,073	3,602,396

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(6,261,423)	(7,293,135)
Common shares (Class Y)	(2,316,974)	(2,829,577)

Total distributions	(8,578,397)	(10,122,712)

Capital share transactions:
Proceeds from shares sold
Class S Shares	15,387,801	20,177,580
Class Y Shares	9,060,549	11,876,193
Reinvested distributions
Class S Shares	5,773,483	6,807,918
Class Y Shares	2,316,974	2,828,929
Payments for shares redeemed
Class S Shares	(51,781,243)	(106,055,986)
Class Y Shares	(19,107,113)	(39,415,212)

Increase (decrease) in net assets from capital transactions	(38,349,549)	(103,780,578)

Total increase (decrease) in net assets	(35,294,873)	(110,300,894)

Net assets:
Beginning of year	247,404,938	357,705,832

End of year	$212,110,065	$247,404,938

Capital transactions in shares:
Sold
Class S Shares	1,500,690	1,985,070
Class Y Shares	883,322	1,164,099
Reinvested distributions
Class S Shares	564,598	671,102
Class Y Shares	226,677	279,148
Redeemed
Class S Shares	(5,061,757)	(10,448,210)
Class Y Shares	(1,876,881)	(3,880,008)

Net increase (decrease)	(3,763,351)	(10,228,799)

See accompanying notes to financial statements.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$5,728,091	$5,652,404	$5,933,589	$6,465,550	$12,570,680	$13,594,838
(591,654)	(1,608,587)	(4,262,354)	(12,060,494)	(3,124,076)	(5,018,438)
2,119,160	1,626,823	3,366,906	13,778,368	(4,104,916)	5,021,073

7,255,597	5,670,640	5,038,141	8,183,424	5,341,688	13,597,473

(1,186,566)	(1,342,313)	(3,501,820)	(4,014,442)	(12,570,680)	(13,592,526)
(4,541,524)	(4,307,744)	(2,378,895)	(2,578,845)	—	—

(5,728,090)	(5,650,057)	(5,880,715)	(6,593,287)	(12,570,680)	(13,592,526)

15,669,662	33,030,170	14,892,378	19,018,981	77,720,848	69,229,675
54,446,285	35,603,788	11,289,682	12,714,745	—	—

1,162,292	1,302,057	3,167,649	3,668,309	11,117,568	11,949,011
4,513,640	4,276,482	1,280,180	1,566,067	—	—

(26,408,373)	(37,138,682)	(21,769,538)	(49,436,791)	(98,263,345)	(142,194,612)
(48,670,071)	(48,452,739)	(15,882,334)	(68,386,288)	—	—

713,435	(11,378,924)	(7,021,983)	(80,854,977)	(9,424,929)	(61,015,926)

2,240,942	(11,358,341)	(7,864,557)	(79,264,840)	(16,653,921)	(61,010,979)

133,325,225	144,683,566	163,890,504	243,155,344	405,983,695	466,994,674

$135,566,167	$133,325,225	$156,025,947	$163,890,504	$389,329,774	$405,983,695

1,649,737	3,508,914	1,702,384	2,258,896	8,172,945	7,424,302
5,721,540	3,784,819	1,296,842	1,508,593	—	—

122,265	138,480	363,908	434,225	1,171,643	1,282,330
473,777	454,099	147,012	185,619	—	—

(2,782,388)	(3,949,930)	(2,504,067)	(5,850,712)	(10,333,590)	(15,362,397)
(5,121,254)	(5,135,746)	(1,814,075)	(8,030,855)	—	—

63,677	(1,199,364)	(807,996)	(9,494,234)	(989,002)	(6,655,765)

MARCH 31, 2025	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Year Ended March 31,

Class S
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$10.17	$10.35	$10.83	$11.17	$11.26

Operations:
Net investment income [1]	0.38	0.33	0.27	0.10	0.14
Net realized and unrealized gains (losses) on investments and written options	0.16	(0.17)	(0.48)	(0.34)	(0.09)

Total from operations	0.54	0.16	(0.21)	(0.24)	0.05
Distributions from:
Net investment income	(0.39)	(0.34)	(0.27)	(0.10)	(0.14)

Net Asset Value
End of period	$10.32	$10.17	$10.35	$10.83	$11.17

Total investment return [2]	5.38%	1.64%	(1.89%)	(2.16%)	0.44%

Net assets at end of period (000’s omitted)	$153,834	$182,150	$266,067	$318,439	$398,821

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.74%	3.29%	2.55%	0.90%	1.25%

Portfolio turnover rate (excluding short-term securities)	25.55%	18.08%	56.81%	40.96%	39.29%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Year Ended March 31,

Class Y
	2025	2024	2023	2022	2021
Net Asset Value:
Beginning of period	$10.17	$10.35	$10.83	$11.17	$11.26
Operations:
Net investment income [1]	0.41	0.36	0.29	0.13	0.17
Net realized and unrealized gains (losses) on investments and written options	0.14	(0.17)	(0.47)	(0.34)	(0.09)
Total from operations	0.55	0.19	(0.18)	(0.21)	0.08
Distributions from:
Net investment income	(0.41)	(0.37)	(0.30)	(0.13)	(0.17)

Net Asset Value
End of period	$10.31	$10.17	$10.35	$10.83	$11.17

Total investment return [2]	5.55%	1.91%	(1.67%)	(1.91%)	0.72%

Net assets at end of period (000’s omitted)	$58,276	$65,255	$91,639	$109,305	$128,449

Ratios: [3]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.99%	3.54%	2.80%	1.14%	1.44%

Portfolio turnover rate (excluding short-term securities)	25.55%	18.08%	56.81%	40.96%	39.29%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2025	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Year Ended March 31,

Class S
	2025	2024	2023	2022	2021
Net Asset Value:
Beginning of period	$9.46	$9.46	$9.98	$10.04	$9.82
Operations:
Net investment income [1]	0.40	0.37	0.28	0.15	0.10
Net realized and unrealized gains (losses) on investments,written options and futures	0.12	0.01	(0.33)	(0.05)	0.22

Total from operations	0.52	0.38	(0.05)	0.10	0.32
Distributions from:
Net investment income	(0.40)	(0.38)	(0.29)	(0.15)	(0.10)
From net realized gains	—	—	(0.18)	(0.01)	—

Total distributions	(0.40)	(0.38)	(0.47)	(0.16)	(0.10)
Net Asset Value
End of period	$9.58	$9.46	$9.46	$9.98	$10.04

Total investment return [2]	5.66%	4.05%	(0.47%)	0.92%	3.32%

Net assets at end of period (000’s omitted)	$22,281	$31,574	$34,440	$135,246	$108,794

Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%[4]	0.90%	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%	—	—
Net investment income (without waiver)	4.16%	3.87%	2.76%	1.51%	1.05%
Net investment income (with waiver)	4.26%	3.97%	2.86%	—	—

Portfolio turnover rate (excluding short-term securities)	59.03%	89.98%	109.93%	63.03%	77.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class Y	Year Ended March 31,
	2025	2024	2023[1]

Net Asset Value:
Beginning of period	$9.48	$9.48	$9.97
Operations:
Net investment income [2]	0.43	0.40	0.32
Net realized and unrealized gains (losses) on investments, written options and futures	0.11	—	(0.32)

Total from operations	0.54	0.40	–
Distributions from:
Net investment income	(0.43)	(0.40)	(0.31)
From net realized gains	—	—	(0.18)

Total distributions	(0.43)	(0.40)	(0.49)
Net Asset Value
End of period	$9.59	$9.48	$9.48

Total investment return [3]	5.82%	4.42%	(0.11%)

Net assets at end of period (000’s omitted)	$113,285	$101,751	$110,243

Ratios: [4]
Expenses	0.55%	0.55%	0.55%
Net investment income	4.52%	4.24%	3.28%

Portfolio turnover rate (excluding short-term securities)	59.03%	89.98%	109.93%

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2025	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class S	Year Ended March 31,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$8.64	$8.54	$9.20	$9.91	$9.56
Operations:
Net investment income [1]	0.31	0.30	0.27	0.27	0.29
Net realized and unrealized gains (losses) on investments and futures	(0.05)	0.10	(0.66)	(0.71)	0.35

Total from operations	0.26	0.40	(0.39)	(0.44)	0.64

Distributions from:
Net investment income	(0.31)	(0.30)	(0.27)	(0.27)	(0.29)

Net Asset Value
End of period	$8.59	$8.64	$8.54	$9.20	$9.91

Total investment return [2]	3.03%	4.88%	(4.17%)	(4.62%)	6.73%

Net assets at end of period (000’s omitted)	$95,858	$100,185	$126,041	$185,151	$348,230

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.61%	3.54%	3.18%	2.68%	2.92%

Portfolio turnover rate (excluding short-term securities)	26.81%	21.77%	15.05%	20.78%	21.22%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Year Ended March 31,			Period Ended March 31, 2022 [1]
	2025	2024	2023

Net Asset Value:
Beginning of period	$8.64	$8.54	$9.20	$10.04
Operations:
Net investment income [2]	0.34	0.32	0.30	0.24
Net realized and unrealized gains (losses) on investments and futures	(0.06)	0.11	(0.67)	(0.84)

Total from operations	0.28	0.43	(0.37)	(0.60)

Distributions from:
Net investment income	(0.33)	(0.33)	(0.29)	(0.24)

Net Asset Value
End of period	$8.59	$8.64	$8.54	$9.20

Total investment return [3]	3.29%	5.13%	(3.93%)	(6.06%)

Net assets at end of period (000’s omitted)	$60,168	$63,705	$117,115	$169,263

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%
Net investment income	3.86%	3.79%	3.43%	3.57%

Portfolio turnover rate (excluding short-term securities)	26.81%	21.77%	15.05%	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2025	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Year Ended March 31,
	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$9.47	$9.43	$9.94	$10.68	$10.37
Operations:
Net investment income [1]	0.30	0.29	0.27	0.27	0.30
Net realized and unrealized gains (losses) on investments and futures	(0.18)	0.04	(0.49)	(0.74)	0.31

Total from operations	0.12	0.33	(0.22)	(0.47)	0.61

Distributions from:
Net investment income	(0.30)	(0.29)	(0.27)	(0.27)	(0.30)
From net realized gains	—	—	(0.02)	—	—

Total distributions	(0.30)	(0.29)	(0.29)	(0.27)	(0.30)

Net Asset Value
End of period	$9.29	$9.47	$9.43	$9.94	$10.68

Total investment return [2]	1.24%	3.64%	(2.08%)	(4.56%)	5.94%

Net assets at end of period (000’s omitted)	$389,330	$405,984	$466,995	$628,164	$680,301

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.15%	3.15%	2.90%	2.50%	2.83%

Portfolio turnover rate (excluding short-term securities)	10.29%	5.34%	8.50%	20.82%	12.04%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2025	43

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2025

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$304,471	$169,508	$43,019,100

Quality Income Fund
Purchased put options	17,726	10,406	2,364,300
Treasury futures - short	—	—	7,708,066

Tax-Free Income Fund
Treasury futures - short	—	—	26,379,155

Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	89,110,375

MARCH 31, 2025	45

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2025 (Continued)

Statement of Assets and Liabilities – Values of derivatives as of March 31, 2025:

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$12,500[1]	—
Tax-Free Income Fund
Treasury futures	—	$354,581	[2]
Minnesota Tax-Free Income Fund
Treasury futures	—	1,383,932	[2]

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.
[2]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2025:

	Amount of Realized	Change in Unrealized
	Gain (Loss) on	Appreciation (Depreciation) on
	Derivatives [3]	Derivatives [4]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($931,415)	$176,303
Quality Income Fund
Purchased put options	(179,372)	36,601
Treasury futures	(85,678)	15,636
Tax-Free Income Fund
Treasury futures	502,951	(140,182)
Minnesota Tax-Free Income Fund
Treasury futures	1,635,876	(690,505)

[3]	Statement of Operations location: Net realized gain (loss) on investments for purchased put options and net realized gain (loss) on futures, respectively.
[4]

Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments for purchased put options and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of March 31, 2025 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state of Minnesota income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At March 31, 2025, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$1,197,413	($12,066,218)	($10,868,805)	$222,704,776
Quality Income Fund - Investments	1,257,120	(1,027,432)	229,688	134,283,589
Tax-Free Income Fund - Investments	929,905	(35,910,885)	(34,980,980)	179,660,710
Minnesota Tax-Free Income Fund - Investments	1,609,329	(61,264,292)	(59,654,963)	429,704,269

MARCH 31, 2025	47

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2025 (Continued)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2025 and 2024 was as follows:

Year Ended March 31, 2025:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$8,578,397	—	—	$8,578,397
Quality Income Fund	5,728,090	—	—	5,728,090
Tax-Free Income Fund*	72,446	$5,821,475	—	5,893,921
Minnesota Tax-Free Income Fund*	158,431	12,441,636	—	12,600,067

*98.8% and 98.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2024:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$10,122,712	—	—	$10,122,712
Quality Income Fund	5,650,057	—	—	5,650,057
Tax-Free Income Fund*	32,379	$6,718,290	—	6,750,669
Minnesota Tax-Free Income Fund*	139,205	13,459,633	—	13,598,838

*99.5% and 99.0% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Tax-Exempt	Accumulated	Appreciation
	Income	Income	Gain (Loss)	(Depreciation)
U.S. Government Securities Fund	$1,432	—	($30,296,046)	($10,868,805)
Quality Income Fund	8,439	—	(6,427,903)	229,688
Tax-Free Income Fund	—	$135,976	(26,190,218)	(34,980,980)
Minnesota Tax-Free Income Fund	—	49,570	(13,229,613)	(59,654,963)

Net capital loss carryovers and late year losses, if any, as of March 31, 2025, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2025, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities Fund	$5,923,311	$24,372,735	—	$30,296,046
Quality Income Fund	$2,307,769	$4,120,134	—	$6,427,903
Tax-Free Income Fund	$2,518,897	$23,671,321	—	$26,190,218
Minnesota Tax-Free Income Fund	—	$13,229,613	—	$13,229,613

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FIDC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the year ended March 31, 2025, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities Fund	$56,854,805	—	$91,782,053	$1,457,915
Quality Income Fund	35,129,081	$42,854,473	29,961,579	43,123,297
Tax-Free Income Fund	—	39,219,859	—	43,312,207
Minnesota Tax-Free Income Fund	—	38,885,843	—	46,507,821

MARCH 31, 2025	49

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2025 (Continued)

(4) Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

	Investment Management Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y1	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.

The fees charged to each Fund by SIA, for the year ended March 31, 2025, were as follows:

	Investment Management Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	$335,678	$1,007,129	$1,342,807
U.S. Government Securities Fund Class Y	115,237	201,609	316,846
Quality Income Fund Class S	83,627	167,253	250,880
Quality Income Fund Class Y	201,109	351,941	553,050
Tax-Free Income Fund Class S	195,960	587,933	783,893
Tax-Free Income Fund Class Y	124,263	217,428	341,691
Minnesota Tax-Free Income Fund	797,437	2,392,309	3,189,746

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of March 31, 2025:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	142,980	1.0
U.S. Government Securities Fund Class Y	1,082,303	19.2
Quality Income Fund Class S	963,464	41.4
Quality Income Fund Class Y	11,325,190	95.9
Tax-Free Income Fund Class S	264,088	2.4
Tax-Free Income Fund Class Y	908,410	13.0
Minnesota Tax-Free Income Fund	1,351,713	3.2

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

(5)	Credit Facility

The Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2025. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the year ended March 31, 2025, the Funds did not use the Credit Facility.

MARCH 31, 2025	51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Sit U.S. Government Securities Fund and Sit Mutual Funds II, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sit U.S. Government Securities Fund and Sit Quality Income Fund, Sit Tax-Free Income Fund, and Sit Minnesota Tax-Free Income Fund (each a Series of Sit Mutual Funds II, Inc.) (collectively, the Funds), including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more Sit Mutual Funds investment companies since 1982.

Columbus, Ohio

May 14, 2025

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

FEDERAL TAX INFORMATION (Unaudited)

Sit Bond Funds

For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any), for each of the Funds that qualify for the dividends-received deductions for the period of April 1, 2024 to March 31, 2025 is as follows:

Fund	Percentage
U.S. Government Securities Fund	0.0%
Quality Income Fund	0.0
Tax-Free Income Fund	0.0
Minnesota Tax-Free Income Fund	0.0

For the year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the 15% dividend income tax rate.

Fund	Percentage
U.S. Government Securities Fund	0.0%
Quality Income Fund	0.0
Tax-Free Income Fund	0.0
Minnesota Tax-Free Income Fund	0.0

There were no funds that designated amounts as long-term capital gain dividends during the year ended March 31, 2025. Distributable long-term gains are based on net realized long term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

For the year ended March 31, 2025, 98.8% and 98.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income Fund and Minnesota Tax-Free Income Fund, respectively. This portion of exempt-interest dividends is exempt from federal taxes and should not be included in shareholders’ gross income. Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

MARCH 31, 2025	53

ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that Sit Investment uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2025	55

[This page is intentionally left blank.]

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information
March 31, 2025

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
Sit Mutual Funds
Attention: 534459
500 Ross Street, 154-0520
Pittsburgh, PA 15262

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Columbus, OH

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

Sit Mutual Funds
1-800-332-5580
www.sitfunds.com

SIT BOND 3-2025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Fiscal year ended March 31, 2025

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$50,000
Sidney L. Jones	$60,000
Bruce C. Lueck	$50,000
Donald W. Phillips	$50,000
Barry N. Winslow	$50,000

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

During the Registrant’s most recent fiscal year ended March 31, 2025, the Boards of Directors approved the renewal of the investment management agreements with the Sit Mutual Funds. Below is the Boards’ discussion at the October 29, 2024 board meeting of the material factors and conclusions that formed the basis for the board’s approval.

BOARD RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 29, 2024, the Boards of Directors (the “Boards”) of the Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, Sit Quality Income Fund and Sit U.S. Government Securities Fund, Inc. (each a “Fund” and collectively, the “Funds”) unanimously approved the continuation for another one-year period of the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and each of Sit Mutual Funds II, Inc., dated November 1, 1992; and Sit U.S. Government Securities Fund, Inc., dated November 1, 1992 (collectively, the “Agreements”).

In advance of the October 29, 2024 meeting, the Boards requested and received materials from SIA to assist them in considering the re-approval of the Agreements. The Boards, including all of the Directors who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “non-interested Directors”)) approved the Agreements after discussion and consideration of various factors relating to both the Boards’ selection of SIA as the Funds’ investment adviser and the Boards’ approval of the fees to be paid under the Agreements. In evaluating the Agreements, the Directors relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of SIA and its services and personnel. The Directors did not consider any single factor as controlling in determining whether to approve the Agreements, and the items described herein are not all-encompassing of the matters considered by the Directors.

Investment Adviser Criteria. The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. In this regard, the Directors noted that their criteria were similar to those used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors in assessing the nature, extent and quality of the services performed by SIA, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy of managing assets. With respect to fixed income securities, the Directors noted that SIA stresses the consistent attainment of superior risk-adjusted returns using a conservative investment management approach that seeks to identify pricing anomalies in the market and manage portfolio duration.

With respect to fixed income securities, the Directors considered that SIA seeks securities with a special emphasis on interest income and significant stability of principal value. They noted that SIA’s investment style seeks to avoid excessive return volatility and generate consistent results over an economic cycle. The Directors also noted that a component of each Fund’s objective is to seek high current income. The Directors reviewed each Fund’s portfolio characteristics and noted that SIA has consistently managed each Fund in accordance with its investment objective. The Directors noted that, because the Funds emphasize interest income, they may at times not rank highly in total return comparisons with funds that pursue different investment objectives.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to fixed income securities, the Directors considered that the SIA’s portfolio managers are responsible for implementing the strategy set forth in SIA’s duration targets and interest rate projections.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior professionals are actively involved in the investment process and have significant investment industry experience.

The Directors discussed the depth of SIA’s investment staff, noting that SIA has over 35 investment professionals. Given the investment products offered by SIA and SIA’s amount of assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in its number of clients and assets under management for the near future. The Directors concluded that the depth of SIA’s investment staff, and in particular senior management and investment analysts, is actually greater than the Funds currently require at their present asset size. The Directors noted that SIA has the resources of an investment firm with over $17 billion in assets under management working for the benefit of the Funds’ shareholders. The Directors concluded that SIA has substantial resources to provide services to the Funds and that SIA’s services had been acceptable.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as fixed income funds seeking to maximize income.

Corporate Culture. The Directors discussed SIA’s corporate values and commitment to operate under the highest ethical and professional standards. They considered that SIA’s culture is set and practiced by senior management of SIA who insist that all SIA professionals exhibit honesty and integrity. The Directors noted that SIA’s values are evident in the services it provides to the Funds.

Review of Specific Factors. The Directors continued their analysis by reviewing specific information on SIA and the Funds, and the specific terms of the Agreements, including the following:

Investment Performance. The Directors reviewed the investment performance of each Fund for the 3-month, 1-year, and 5-year periods ended September 30, 2024, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to funds with similar objectives and strategies.

Fees and Expenses. The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses, except for supervisory and administrative fees paid to SIA pursuant to Supervision and Administration Agreements, interest, brokerage commissions, portfolio transaction charges including acquired fund fees and expenses and certain extraordinary expenses. The Directors considered fees paid in prior years and the fees to be paid under the Agreements and Supervision and Administration Agreements, including both before and after fee waivers with respect to Sit Quality Income Fund.

The Directors compared each Fund’s expense ratio to (i) the average and median expense ratios of no-load mutual funds within the same Morningstar, Inc. (“Morningstar”) investment category, (ii) the average expense ratio for load funds within the Fund’s Morningstar category, and (iii) the average expense ratio for all funds within the Fund’s Morningstar category. The Directors also compared each Fund’s management fees to (i) the average and median actual management fees of no-load mutual funds within the same Morningstar investment category, (ii) the average actual management fees for load funds within the Fund’s Morningstar category, and (iii) the average actual management fees for all funds within the Fund’s Morningstar category. Generally, the Funds’ expense ratios were higher than or approximated the averages of the applicable category. The Directors noted that the Morningstar no-load categories include funds of various asset sizes, some of which are significantly larger in assets than the Funds. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that, given the amount of the Funds’ current assets and the likelihood and magnitude of future increases in the Funds’ assets, a graduated fee structure for each Fund was unnecessary at the time because the fees to be paid under the current Agreements were reasonable and appropriate.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to its management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate and that SIA’s profit margin with respect to the management of the Funds was acceptable.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA and its affiliates and recognized that the Funds’ expenses are borne by SIA except as noted above. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other clients of SIA and its affiliates were appropriate and reasonable.

The Directors discussed the extent to which SIA receives ancillary benefits from its relationship with the Funds, such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Boards concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms, are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services. The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders), including pursuant to the Supervision and Administration Agreements applicable to the Funds, and the quality and depth of SIA’s non-investment personnel who provide such services. The Directors concluded that the level of such services and the quality and depth of such personnel are acceptable and consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds and concluded that both are acceptable and consistent with industry standards.

Based on these conclusions, without any single conclusion being dispositive, the Directors, including the non-interested Directors by separate vote, determined that renewal of the Agreements was in the interest of each Fund and its shareholders.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16: Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18: Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer
Date May 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer
Date May 16, 2025

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer
Date May 16, 2025